Trust Termination (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2013 item	Apr. 06, 2015 Scenario, Forecast [Member]
Trust Termination [Line Items]
Date of Trust Agreement	Dec. 07, 1906
Period limiting perpetuity of Trust	20 years
Number of named trust survivors	18
Date of Trust termination	Apr. 06, 2015
Net monies balance estimate	$ 9,790,000
Principal Charges Account Balance Estimate	4,789,000
Final distribution amount estimate		$ 14,579,000
Earnings per share final distribution estimate		$ 9.72